UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31 , 2000

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one):

                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Name:     Thomas W. Smith
     Address:  323 Railroad Avenue    Greenwich    CT         06830
               (Street)               (City)       (State)    (Zip)

     Form 13F File Number: 28-1909

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:     Thomas W. Smith
     Title:    Investment Manager
     Phone:    203-661-1200

Signature, Place, and Date of Signing:

     /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

     Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

     May 15, 2000
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


                                 Report Summary:


     Number of Other Included Managers:       1
                                             ----------

     Form 13F Information Table Entry Total:  42
                                             ----------

     Form 13F Information Table Value Total: $1,022,873
                                             ----------
                                             (thousands)


     CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.



List of Other Included Managers:

No.            Form 13F File No.:                          Name:
---            ------------------                          -----
01             28-3444                                     Thomas N. Tryforos
---------      ----------------------------------          ---------------------

---------      ----------------------------------          ---------------------

---------      ----------------------------------          ---------------------

---------      ----------------------------------          ---------------------

---------      ----------------------------------          ---------------------

                           FORM 13F INFORMATION TABLE


                                                           VALUE     SHARES/   SH/  PUT/  INVSTMT    OTHER      VOTING AUTHORITY
     NAME OF ISSUER        TITLE OF CLASS    CUSIP       (x$1000)    PRN AMT   PRN  CALL  DSCRETN  MANAGERS   SOLE     SHARED   NONE
     --------------        --------------    -----       --------    -------   ---  ----  -------  --------   ----     ------   ----
AMERICAN POWER CONV. CORP       COM        290661075       5709       133165   SH          SOLE                133165
AMERICAN POWER CONV. CORP       COM        290661075      75258      1755300   SH          OTHER       01     1755300
COPART, INC.                    COM        2172041061       471        26896   SH          SOLE                 26896
COPART, INC.                    COM        2172041061     27951      1597200   SH          OTHER       01     1597200
CREDIT ACCEPTANCE CORP          COM        225310101       1751       321998   SH          SOLE                321998
CREDIT ACCEPTANCE CORP          COM        225310101      22203      4083370   SH          OTHER       01     4083370
CATALINA MARKETING              COM        148867104       4014        39640   SH          SOLE                 39640
CATALINA MARKETING              COM        148867104      85394       843400   SH          OTHER       01      843400
CONCORD EFS                     COM        206189102      35530      1549010   SH          OTHER       01     1549010
CONSECO, INC.                   COM        208464107       2935       256587   SH          SOLE                256587
CONSECO, INC.                   COM        208464107      27771      2428081   SH          OTHER       01     2428081
CONSECO, INC.                   COM        208464907         62        23500   SH   CALL   OTHER       01       23500
COUNTRYWIDE CREDIT IND. I       COM        2223721042      1695        62787   SH          SOLE                 62787
FASTENAL CO.                    COM        3119001044       396         8263   SH          SOLE                  8263
FASTENAL CO.                    COM        3119001044     47813       998695   SH          OTHER       01      998695
FOREST LABORATORIES, INC.       COM        345838106      16031       196700   SH          SOLE                196700
INDYMAC MORTGAGE HOLDINGS       COM        4566071001       769        51500   SH          SOLE                 51500
INDYMAC MORTGAGE HOLDINGS       COM        4566071001      4626       309700   SH          OTHER       01      309700
IRON MOUNTAIN, INC.             COM        46284P104      11519       338173   SH          SOLE                338173
IRON MOUNTAIN, INC.             COM        46284P104     105047      3083940   SH          OTHER       01     3083940
KEANE INC.                      COM        4866651023      1904        75420   SH          SOLE                 75420
KEANE INC.                      COM        4866651023     49737      1969800   SH                             1969800
MACDERMID, INC.                 COM        554273102        610        23000   SH          SOLE                 23000
MACDERMID, INC.                 COM        554273102      42509      1604108   SH          OTHER       01     1604108
MEDAPHIS CORP.                  COM        584028104        217        36867   SH          SOLE                 36867
MEDAPHIS CORP.                  COM        584028104       3031       515966   SH          OTHER       01      515966
MEMBERWORKS INC.                COM        5860021070      1322        32948   SH          SOLE                 32948
MEMBERWORKS INC.                COM        5860021070     42244      1052800   SH          OTHER       01     1052800
ORTHODONTIC CTRS. OF AMER       COM        68750P103      38160      2008400   SH          OTHER       01     2008400
PAXAR CORP.                     COM        704227107       2131       221402   SH          SOLE                221402
PAXAR CORP.                     COM        704227107      34048      3537464   SH          OTHER       01     3537464
PRE-PAID LEGAL SERVICES.        COM        7400651007      8406       283144   SH          SOLE                283144
PRE-PAID LEGAL SERVICES.        COM        7400651007     73002      2459000   SH          OTHER       01     2459000
SCOTTS COMPANY                  COM        8101861065      3547        84443   SH          SOLE                 84443
SEI INVESTMENTS                 COM        784117103      22241       196064   SH          SOLE                196064
SEI INVESTMENTS                 COM        784117103     163123      1438001   SH          OTHER       01     1438001
STATE STREET CORPORATION        COM        8574771031       656         6773   SH          SOLE                  6773
WALT DISNEY COMPANY             COM        2546871060       434        10497   SH          SOLE                 10497
WHOLE FOOD MARKET, INC.         COM        9668371068      4703       113500   SH          SOLE                113500
WHOLE FOOD MARKET, INC.         COM        9668371068     43572      1051500   SH          OTHER       01     1051500
WORLD ACCEPTANCE CORP.          COM        981419104        542       107150   SH          SOLE                107150
WORLD ACCEPTANCE CORP.          COM        981419104       9789      1933600   SH          OTHER       01     1933600